Loans Payable (Tables)	12 Months Ended
Jan. 31, 2025
Loans Payable
Schedule of Loans Payable
Loans Payable $

Balance, January 31, 2022	74,559
Accretion	5,441

Balance, January 31, 2023	80,000
Accretion and interest	2,495

Balance, January 31, 2024	82,495
Interest payment	(5,293)
Accretion and interest	21,966

Balance, January 31, 2025	99,168

Current, January 31, 2025	50,052
Non-current, January 31, 2025	49,115

Balance, January 31, 2025	99,168